TAX FINANCING PROGRAM (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
Summary of Outstanding Balance of Tax Debt Refinancing Program

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	06/30/2018	12/31/2017
Law 11941/09 and Law 12865/2013 tax financing program	574,672	638,409
REFIS II—PAES	4,336	4,336
PRT (MP 766/2017)	136,300	233,051
PERT (Law 13496/2017)	9,088	12,981
Total	724,396	888,777
Current	236,507	278,277
Non-current	487,889	610,500

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2017	2016
Law 11941/09 and Law 12865/2013 tax financing program	638,409	756,120
REFIS II—PAES	4,336	4,336
PRT (MP 766/2017) (i)	233,051	—
PERT (Law 13496/2017) (ii)	12,981	—

Total	888,777	760,456

Current	278,277	105,514
Non-current	610,500	654,942

Schedule of Components of Tax Debt Refinancing Program

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	06/30/2018				12/31/2017
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	80,954	—	176,688	257,642	299,533
Income tax	15,147	1,028	41,101	57,276	68,285
Tax on revenue (PIS)	48,504	—	36,713	85,217	89,954
Social security (INSS – SAT)	1,269	1,613	2,872	5,754	8,450
Social contribution	2,248	586	11,750	14,584	17,339
Tax on banking transactions (CPMF)	19,044	2,144	28,404	49,592	49,268
PRT – Other Debts – RFB	5,483	11,348	119,469	136,300	227,261
PRT – Social Security—INSS	—	—	—	—	5,790
PERT – Other Debts – RFB	7,885	—	1,203	9,088	12,981
Other	33,303	4,783	70,857	108,943	109,916
Total	213,837	21,502	489,057	724,396	888,777

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2017				2016
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	110,410		189,123	299,533	358,115
Income tax	23,450	1,891	42,944	68,285	85,050
Tax on revenue (PIS)	52,247	273	37,434	89,954	103,258
Social security (INSS – SAT)	3,334	1,828	3,288	8,450	14,005
Social contribution	4,418	792	12,129	17,339	21,617
Tax on banking transactions (CPMF)	19,076	2,147	28,045	49,268	48,780
PRT – Other Debts—RFB	48,579	12,266	166,416	227,261
PRT – Social Security—INSS	5,117		673	5,790
PERT – Other Debts—RFB	7,494		5,487	12,981
Other	34,072	4,986	70,858	109,916	129,631

Total	308,197	24,183	556,397	888,777	760,456

Schedule of Future Payment of Tax Financing Program	The payment schedule is as follows:

2018	134,404
2019	148,118
2020	91,422
2021	91,422
2022	91,422
2023 to 2024	167,608
Total	724,396
The payment schedule is as follows:

2018	278,277
2019	155,875
2020	94,060
2021	94,060
2022	94,060
2023 to 2024	172,445

Total	888,777